Income Taxes (Details) - Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to the Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Income Tax Expense Computed at the U.S. Federal Statutory Rate to the Income Tax Provision [Abstract]
Income before income taxes	$ (1,308,463)	$ (465,604)	$ (3,567,883)	$ (1,683,499)
Taxes under statutory US tax rates			(749,255)	(353,535)
Foreign Rate Differential			(85,538)	(33,670)
Acquisitions			(7,163,604)
Expired net operating loss			118,215
Other permanent items			(53,837)	283,891
Increase (decrease) in valuation allowance			7,934,019	103,314
Income tax expense